FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures Tables [Abstract]
Fair Value Disclosures Tables [Text Block]

	Year ended December 31, 2012
	Carrying	Fair Value
	Amount	Total	Level 1	Level 2	Level 3
Financial Assets:	(EUR in millions)
Interest bearing deposits with banks	2,977	2,978	145	2,833	-
Held to maturity securities	356	405	-	380	25
Loans at amortized cost, net of allowance	66,835	67,896	-	-	67,896
Financial Liabilities:
Deposits at amortized cost	88,204	88,245	7,717	80,528	-
Other borrowed funds	2,027	2,025	-	2,025	-
Long-term debt at amortized cost	1,516	1,476	-	1,390	86

	Year ended December 31, 2013
	Carrying	Fair Value
	Amount	Total	Level 1	Level 2	Level 3
	(EUR in millions)
Financial Assets:
Interest bearing deposits with banks	3,333	3,334	171	3,163	-
Held to maturity securities	10,360	10,471	812	9,634	25
Loans at amortized cost, net of allowance	65,408	65,940	-	-	65,940
Financial Liabilities:
Deposits at amortized cost	85,312	85,356	10,155	75,201	-
Other borrowed funds	1,678	1,678	-	1,678	-
Long-term debt at amortized cost	1,772	1,747	-	1,704	43

	Fair value measurement using
	Level 1	Level 2	Level 3	Total assets/
				liabilities
				at fair
At December 31, 2012				value
	(EUR in millions)
Assets
Trading assets	1,994	3,442	33	5,469
Debt securities issued by other governments and public sector entities	223	33	-	256
Greek treasury bills	-	3,222	-	3,222
Foreign treasury bills	1,604	59	-	1,663
Debt securities issued by Greek financial institutions	-	41	-	41
Debt securities issued by foreign financial institutions	113	64	33	210
Corporate debt securities issued by Greek companies	-	18	-	18
Corporate debt securities issued by foreign companies	4	5	-	9
Equity securities issued by Greek companies	30	-	-	30
Equity securities issued by foreign companies	8	-	-	8
Mutual fund units	12	-	-	12
Derivative assets	5	3,659	29	3,693
Available-for-sale securities	3,676	2,948	467	7,091
Greek government bonds	-	1,475	207	1,682
Debt securities issued by other governments and public sector entities	3,032	457	-	3,489
Foreign treasury bills	7	309	-	316
Corporate debt securities issued by companies incorporated in Greece	23	389	75	487
Corporate debt securities issued by companies incorporated outside Greece	4	318	185	507
Equity securities issued by companies incorporated in Greece	88	-	-	88
Equity securities issued by companies incorporated outside Greece	27	-	-	27
Mutual Fund units	495	-	-	495
Loans at fair value(1)	-	181	-	181
Other assets	282	13	11	306
Total Assets	5,957	10,243	540	16,740
Liabilities
Deposits at fair value(2)	-	2,955	-	2,955
Derivative liabilities	5	4,742	37	4,784
Accounts payable, accrued expenses and other liabilities (Securities short position)	4	-	-	4
Long-term debt at fair value(1)	-	-	600	600
Total liabilities	9	7,697	637	8,343

(1)	Amounts represent items for which the Group has elected the Fair Value Option under ASC 825 “Financial Instruments” (see Note 13 and Note 25).
(2)	Amounts represent items, which contain an embedded derivative and the Group has elected to account for at fair value through the profit and loss under the provisions of ASC 815 “Derivatives and Hedging” instead of separating the embedded derivative, and items that the Group has elected the Fair Value Option under ASC 825 “Financial Instruments (see Note 20).

	Fair value measurement using
	Level 1	Level 2	Level 3	Total asset/
				liability at
At December 31, 2013				fair value
	(EUR in millions)
Assets
Trading assets	334	2,724	24	3,082
Debt securities issued by other governments and public sector entities	237	218	-	455
Greek treasury bills	-	2,086	-	2,086
Foreign treasury bills	52	74	-	126
Debt securities issued by foreign financial institutions	5	313	24	342
Corporate debt securities issued by Greek companies	-	20	-	20
Corporate debt securities issued by foreign companies	-	13	-	13
Equity securities issued by Greek companies	26	-	-	26
Equity securities issued by foreign companies	7	-	-	7
Mutual fund units	7	-	-	7
Derivative assets	1	3,649	21	3,671
Available-for-sale securities	2,459	3,646	280	6,385
Greek government bonds	-	1,698	265	1,963
Debt securities issued by other governments and public sector entities	2,053	603	-	2,656
Greek treasury bills	-	157	-	157
Foreign treasury bills	7	333	-	340
Corporate debt securities issued by companies incorporated in Greece	-	407	2	409
Corporate debt securities issued by companies incorporated outside Greece	-	448	13	461
Equity securities issued by companies incorporated in Greece	107	-	-	107
Equity securities issued by companies incorporated outside Greece	19	-	-	19
Mutual Fund units	273	-	-	273
Loans at fair value(1)	-	-	76	76
Other assets	301	70	11	382
Total Assets	3,095	10,089	412	13,596
Liabilities
Deposits at fair value(2)	-	282	-	282
Derivative liabilities	4	3,024	4	3,032
Long-term debt at fair value(1)	-	810	-	810
Accounts payable, accrued expenses and other liabilities (Securities short position and Other insurance liabilities)	2	64	-	66
Total Liabilities	6	4,180	4	4,190
(1)	Amounts represent items for which the Group has elected the Fair Value Option under ASC 825 “Financial Instruments” (see Note 13 and Note 25).
(2)	Amounts represent items, which contain an embedded derivative and the Group has elected to account for at fair value under the provisions of ASC 815 “Derivatives and Hedging” instead of separating the embedded derivative, and items that the Group has elected the Fair Value Option under ASC 825 “Financial Instruments (see Note 20).

		2012
	Balance at beginning of year	Gain/(losses) included in earnings	Gain/(losses) included in OCI	Purchases	Sales	Settlements	Transfer into level 3	Transfer out of level 3	Balance at end of year

		(EUR in millions)
Trading assets	292	(27)	-	9	(14)	(228)	1	-	33
Greek government bonds	259	(27)	-	1	(5)	(228)	-	-	-
Debt securities issued by other governments and public sector entities	-	-	-	-	-	-	1		1
Debt securities issued by Greek financial institutions	-	-	-	7	(7)	-	-	-	-
Debt securities issued by foreign financial institutions	33	-	-	1	(2)	-	-	-	32
Net Derivatives	62	(10)	-	(26)	-	-	2	(36)	(8)
Available-for-sale securities	3,873	(205)	73	56	(80)	(1,936)	143	(1,457)	467
Greek government bonds	3,697	(213)	71	56	(23)	(1,924)	-	(1,457)	207
Corporate debt securities issued by companies incorporated in Greece	95	7	-	-	(15)	(12)	-	-	75
Corporate debt securities issued by companies incorporated outside Greece	81	1	2	-	(42)	-	143		185
Other assets	9	1	-	-	-	-	1		11
Long-term debt	-	-	-	-	-	-	600	-	600

	2013
	Balance at beginning of year	Gain/(losses) included in earnings	Gain/(losses) included in OCI	Purchases	Sales	Settlements	Transfer into level 3	Transfer out of level 3	Balance at end of year

Trading assets	33	7	-	-	(16)	-	-	-	24
Debt securities issued by foreign financial institutions	33	7	-	-	(16)	-	-	-	24
Net Derivatives	(8)	30	-	-	-	(13)	26	(18)	17
Available-for-sale securities	467	7	65	6	(182)	(22)	-	(61)	280
Greek government bonds	207	1	58	-	-	-	-	-	266
Corporate debt securities issued by companies incorporated in Greece	75	4	(4)	6	(74)	-	-	-	7
Corporate debt securities issued by companies incorporated outside Greece	185	2	11	-	(108)	(22)	-	(61)	7
Net Loans	-	-	-	-	-	-	76	-	76
Other assets	11	-	-	-	-	-	-	-	11
Long-term debt	600	210	-	-	-	-	-	(810)	-

Quantitative Information about Level 3 Fair Value Measurements

Quantitative Information about Level 3 Fair Value Measurements 2012

				Range of Inputs
Financial Instrument	Fair Value	Valuation Technique	Significant Unobservable Input	Low	High
	(EUR in millions)
ASSETS
Debt Securities
Trading debt securities issued by foreign financial institutions	32	Price Based	Price	20.8	98.6
Other Trading debt securities	1	Price Based	Price	37.0	37.0
Available-for-sale Greek Government bonds	207	Discounted Cash Flows	Credit Spread over 30 years	821 bps	821 bps
Available-for-sale Corporate debt securities issued by companies incorporated in Greece	75	Price Based	Price	37.0	60.0
Available-for-sale Corporate debt securities issued by companies incorporated outside Greece	155	Discounted Cash Flows	Liquidity Factor Adjustment on Discounted Cash Flows Model	14.0%	25.0%
	30	Price Based	Price	93.8	99.0

Net Derivatives

Interest Rate Swaps	1	Discounted Cash Flows	FX Correlation	-0.25	0.85
	14		Constant Maturity Swap correlation between different tenors (eg 2yr 10 yr)	0.68	0.93
	1		Constant Maturity Swap correlation between different tenors and currencies (quanto)	(0.10)	0.95
Credit Derivative	(26)	Internal Model	Expected Loss Rate	8.1%	8.1%
Other Derivatives	2	Market Standard Black Scholes Model	FX Pair Correlation	(0.10)	0.68
	(1)	Market Standard Black Scholes Model	Index volatility	0.05	0.30
	1	Discounted Cash Flows - Internal Model (for CVA/DVA)	Credit Spread	100 bps	1000 bps

Other assets	11	Price Based	Price	101.0	101.0

LIABILITIES
Long Term Debt	600	Price Based	Price	70.0	70.0

Quantitative Information about Level 3 Fair Value Measurements 2013

				Range of Inputs
Financial Instrument	Fair Value	Valuation Technique	Significant Unobservable Input	Low	High
	(EUR in millions)
ASSETS
Debt Securities
Trading debt securities issued by foreign financial institutions	16	Price Based	Price	26.4	98.7
Debt securities issued by financial institutions incorporated outside Greece	8	Price Based	Price	24.8	28.7
Available-for-sale Greek Government bonds	265	Discounted Cash Flows	Credit Spread over 30 years	156 bps	156 bps
Available-for-sale Corporate debt securities issued by companies incorporated in Greece	2	Price Based	Price	100.6	100.6
Available-for-sale Corporate debt securities issued by companies incorporated outside Greece	13	Price based	Price	93.8	93.8
		Collateral Based	Factor of Collateral Realization	42.0%	65.0%
Net Loans	76	Discounted Cash Flows	Credit Spread	200 bps	1500 bps

Net Derivatives

Interest Rate Swaps	7	Discounted Cash Flows - Internal Model for CVA/DVA	Credit Spread	100 bps	1000 bps
	4	Discounted Cash Flows	Constant Maturity Swap correlation between different tenors (eg 2yr 10 yr)	0.68	0.93
Credit Derivative	(2)	Internal Model	Expected Loss Rate	0.8%	0.8%
Other Derivatives	5	Market Standard Black Scholes Model	Index volatility	0.05	0.30
	3	Market Standard Black Scholes Model	FX pair correlation	0.28	0.68

Other assets	11	Price Based	Price	100.6	100.6